Voyage Expenses and Vessel Operating Expenses - Voyage Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Voyage Expenses and Vessel Operating Expenses [Abstract]
Commissions	$ 281	$ 241	$ 151
Bunkers expenses	716	968	593
Other voyage expenses	191	143	210
Total	$ 1,188	$ 1,352	$ 954